Warrants (Tables)	6 Months Ended
Jun. 30, 2023
Warrants [Abstract]
Schedule of Assumptions Used in Determining the Fair Value of the Warrants	The assumptions used in determining the fair value of the warrants were as follows:
June 30, 2023
Expected term in years	5 years
Risk-free interest rate	0.381%
Annual expected volatility	125.0%
Dividend yield	0.00%

Schedule of Activity Related to the Warrants	Activity related to the warrants for the six months ended June 30, 2023 is as follows:
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value

Outstanding, December 31, 2022	105,350	$1.00
Granted during six months ended June 30, 2023	105,000	$5.00
Outstanding, June 30, 2023	210,350	$3.00
Exercisable, end of period	210,350	$3.00	4.4	$0